Finance income and expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of detailed information of finance income and expense

	2021	2020
Employee future benefit plan expense (note 20)	$(131)	$(164)
Pension administration expense	(120)	(110)
Investment income	4,043	1,436
Other income	(300)	(255)
Mark to market and foreign exchange loss on financial assets (notes 14 & 31)	(9,024)	—
Foreign exchange gain (loss)	(1,336)	4,875
Government levies	(1,945)	(1,500)
Finance income and other	$(8,813)	$4,282
Finance expense	$(1,294)	$(1,303)